Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Provision for Income Taxes

The provision for income taxes consists of the following for the years ended December 31:

(Dollars in thousands)	2015	2014	2013

Current	$2,564	$2,393	$2,196

Deferred	83	175	77

Total income tax provision	$2,647	$2,568	$2,273

Income Tax Provision Attributable to Income from Operations

The income tax provision attributable to income from operations differs from the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes as follows:

(Dollars in thousands)	2015	2014	2013

Expected provision using statutory federal income tax rate	$2,947	$2,874	$2,554

Tax-exempt income on state and municipal securities and political subdivision loans	(216)	(188)	(203)

Interest expense associated with carrying certain state and municipal securities and political subdivision loans	4	4	6

Tax-exempt income on bank-owned life insurance	(92)	(90)	(86)

Other	4	(32)	2

Total income tax provision	$2,647	$2,568	$2,273

Tax Effects of Temporary Differences of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are as follows:

(Dollars in thousands)	2015	2014

Allowance for loan losses	$1,743	$1,648

Net operating loss carryforward	213	341

Unrealized loss on securities available-for-sale	215	145

Other	41	41

Deferred tax assets	2,212	2,175

Premises and equipment	(359)	(374)

Federal Home Loan Bank stock dividends	(609)	(609)

Deferred loan fees	(326)	(282)

Prepaid expenses	(193)	(159)

Other	(361)	(374)

Deferred tax liabilities	(1,848)	(1,798)

Net deferred tax asset	$364	$377